INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year ended December 31,
	2023	2022	2021
Total current tax expense	1,008	2,080	2,953
Total deferred tax expense (benefit)	(770)	(363)	(493)
Total income tax expense	238	1,717	2,460

Effective Income Tax Rate Reconciliation
The following table reconciles the expected tax expense at the statutory rates applicable in the countries where the Company operates to the total income tax expense as calculated:

	Year ended December 31,
	2023	2022	2021
Net income (loss) (including non-controlling interests)	1,022	9,538	15,565
Income tax expense	238	1,717	2,460
Income before tax	1,260	11,255	18,025
Tax expense at the statutory rates applicable to income in the countries[1]	454	2,818	4,146
Permanent items	(101)	(303)	500
Rate changes	—	—	12
Net change in measurement of deferred tax assets	(423)	(1,154)	(2,956)
Tax effects of foreign currency translation	(20)	(34)	—
Tax credits	(26)	(22)	(24)
Other taxes	324	394	688
Others	30	18	94
Income tax expense	238	1,717	2,460
1.Tax expense at the statutory rates is based on income before tax excluding income from investments in associates, joint ventures and other investments.
Schedule of Permanent Items

Permanent items	Year ended December 31,
	2023	2022	2021
Taxable reversals of (tax deductible) write-downs on shares and receivables	(647)	(109)	735
Non-deductible loss on disposal of Kazakhstan operations	573	—	—
Juros sobre o Capital Próprio	(117)	(229)	(323)
Other permanent items	90	35	88
Total permanent items	(101)	(303)	500

Schedule of Other Tax Items

Others	Year ended December 31,
	2023	2022	2021
Tax contingencies/settlements	43	(3)	137
Prior period taxes	(4)	14	(31)
Others	(9)	7	(12)
Total	30	18	94

Disclosure of Income Tax Recorded Directly in Equity

	Year ended December 31,
	2023	2022	2021
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Unrealized gain on investments in equity instruments at FVOCI	—	—	167
Gain (loss) on derivative financial instruments	(126)	(31)	648
Recognized actuarial gain (loss)	(18)	193	144
Foreign currency translation adjustments	110	143	59
	(34)	305	1,018
Recognized directly in equity on:
Current tax expense (benefit)
Realized gain on investments in equity instruments at FVOCI	—	—	—
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	(231)	—	(185)
Realized gain on investments in equity instruments at FVOCI	—	—	—
	(231)	—	(185)

Total	(265)	305	833

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2023	2022	2023	2022	2023	2022
Intangible assets	19	21	(618)	(553)	(599)	(532)
Property, plant and equipment	412	172	(3,666)	(3,757)	(3,254)	(3,585)
Inventories	193	214	(73)	(116)	120	98
Financial instruments	16	47	(139)	(16)	(123)	31
Other assets	201	161	(499)	(538)	(298)	(377)
Provisions	815	819	(472)	(389)	343	430
Other liabilities	464	474	(126)	(119)	338	355
Tax losses and other tax benefits carried forward	10,302	9,340	—	—	10,302	9,340
Tax credits carried forward	208	128	—	—	208	128
Deferred tax assets (liabilities)	12,630	11,376	(5,593)	(5,488)	7,037	5,888
Deferred tax assets					9,469	8,554
Deferred tax liabilities					(2,432)	(2,666)
Deferred tax assets recognized by the Company as of December 31, 2023 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	139,108	34,360	10,302	24,058
Tax credits carried forward	690	690	208	482
Other temporary differences	13,140	3,108	2,120	988
Total		38,158	12,630	25,528
Deferred tax assets recognized by the Company as of December 31, 2022 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	126,685	31,587	9,340	22,247
Tax credits carried forward	600	600	128	472
Other temporary differences	10,543	2,663	1,908	755
Total		34,850	11,376	23,474
This includes net operating losses and other tax benefits of 15.2 billion primarily related to subsidiaries in the Basque Country in Spain, Luxembourg and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2024	25	43	68
2025	10	63	73
2026	1	30	31
2027	4	3	7
2028	272	34	306
2029 - 2044	1,066	13,619	14,685
Total	1,378	13,792	15,170
Such amount includes tax credits of 499 (of which 129 recognized and 370 unrecognized) and primarily attributable to subsidiaries in the Basque country in Spain which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2024	—	1	1
2025	—	1	1
2026	—	1	1
2027	—	1	1
2028	—	1	1
2028 - 2043	129	365	494
Total	129	370	499